Financial instruments (Details 2) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Assets (CHF million)
Interest-bearing deposits with banks	336	0	0	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340	116,468	136,906	153,125
Securities received as collateral	32,057	37,033	42,147	42,888
Trading assets	302,626	314,201	324,704	350,093
Investment securities	5,404	6,026	7,945	9,417
Other investments	11,147	13,033	13,448	17,055
Loans	19,191	19,843	18,552	23,219
Other intangible assets (mortgage servicing rights)	50	58	66	90
Other assets	37,887	39,216	39,470	44,152
Level 1 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	28,255		36,319
Trading assets	174,270		190,546
Investment securities	3,944		6,190
Other investments	709		631
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	5,978		5,886
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	213,156		239,572
Less other investments - equity at fair value attributable to noncontrolling interests	(611)		(522)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	212,545		239,050
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	311		431
Trading assets	80,644		84,937
Investment securities	3,934		6,186
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	61,777		67,775
Investment securities	3,666		5,904
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	544		196
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	17,847		16,233
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	27,944		35,888
Trading assets	77,370		91,376
Investment securities	10		4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	9,071		7,004
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,417		3,217
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1		1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	6,096		3,002
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	7,185		7,229
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	709		631
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		8
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	116,274		135,709
Securities received as collateral	3,802		5,828
Trading assets	651,337		742,881
Investment securities	1,352		1,676
Other investments	361		1,382
Loans	13,388		12,294
Loans - of which commercial and industrial	6,805		6,574
Loans - of which financial institutions	5,860		5,389
Other intangible assets (mortgage servicing rights)	0		0
Other assets	24,299		24,526
Other assets - of which loans held-for-sale	15,155		14,866
Total assets at fair value	811,149		924,296
Less other investments - equity at fair value attributable to noncontrolling interests	(118)		(870)
Less assets consolidated under ASU 2009-17	(11,675)		(11,655)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	799,356		911,771
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	3,717		5,812
Trading assets	65,032		58,605
Investment securities	1,268		1,590
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	10,320		8,100
Investment securities	63		284
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,628		5,552
Trading assets	36,607		34,722
Investment securities	820		984
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	8,869		6,937
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	3,245		2,226
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,933		5,764
Investment securities	384		321
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	85		16
Trading assets	11,093		10,943
Investment securities	84		86
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	566,241		663,116
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	403,999		475,596
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	78,851		83,857
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	26,728		31,967
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	41,945		46,824
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	8,971		10,217
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	294		575
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	143		185
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	67		807
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	18		614
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 3 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,066		1,197
Securities received as collateral	0		0
Trading assets	20,046		22,372
Investment securities	108		79
Other investments	10,077		11,435
Loans	5,803		6,258
Loans - of which commercial and industrial	3,349		3,558
Loans - of which financial institutions	2,447		2,195
Other intangible assets (mortgage servicing rights)	50		66
Other assets	7,747		9,253
Other assets - of which loans held-for-sale	7,275		8,932
Total assets at fair value	44,897		50,660
Less other investments - equity at fair value attributable to noncontrolling interests	(5,047)		(4,518)
Less assets consolidated under ASU 2009-17	(5,214)		(7,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	34,636		38,987
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	9,382		11,013
Investment securities	108		79
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	312		373
Investment securities	17		18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	3,836		3,803
Investment securities	46		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	2,597		3,264
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,440		1,861
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	699		1,135
Investment securities	45		62
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	614		622
Investment securities	0		0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,028		8,719
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,514		2,072
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,084		843
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,293		2,300
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,390		2,725
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,022		2,018
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,282		4,609
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,237		3,516
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	222		259
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	144		165
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	3,894		4,723
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	3,887		4,719
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,679		1,844
Netting impact | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(543,027)		(631,095)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(137)		(195)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(543,164)		(631,290)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	(543,164)		(631,290)
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(543,027)		(631,095)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340		136,906
Securities received as collateral	32,057		42,147
Trading assets	302,626		324,704
Investment securities	5,404		7,945
Other investments	11,147		13,448
Loans	19,191		18,552
Loans - of which commercial and industrial	10,154		10,132
Loans - of which financial institutions	8,307		7,584
Other intangible assets (mortgage servicing rights)	50		66
Other assets	37,887		39,470
Other assets - of which loans held-for-sale	22,430		23,798
Total assets at fair value	526,038		583,238
Less other investments - equity at fair value attributable to noncontrolling interests	(5,776)		(5,910)
Less assets consolidated under ASU 2009-17	(16,889)		(18,810)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	503,373		558,518
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	4,028		6,243
Trading assets	155,058		154,555
Investment securities	5,310		7,855
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	72,409		76,248
Investment securities	3,746		6,206
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,628		5,552
Trading assets	40,987		38,721
Investment securities	866		984
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	29,313		26,434
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,685		4,087
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	6,632		6,899
Investment securities	429		383
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	28,029		35,904
Trading assets	89,077		102,941
Investment securities	94		90
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	40,313		47,744
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	18,178		19,464
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,282		4,609
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,237		3,516
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	516		834
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	287		350
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	4,670		6,161
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	3,905		5,341
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,679		1,844